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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International Value Portfolio

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya International Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 3.8%
82,632		BHP Billiton Ltd.	$2,435,453	2.0
218,117		Fortescue Metals Group Ltd.	662,644	0.5
30,597		Macquarie Group Ltd.	1,539,623	1.3
			4,637,720	3.8

		China: 1.9%
109,000		China Mobile Ltd.	1,275,572	1.1
1,118,000		China Railway Construction Corp. Ltd.	1,014,566	0.8
			2,290,138	1.9

		Denmark: 2.5%
590		AP Moller - Maersk A/S - Class B	1,397,618	1.2
58,976		Danske Bank A/S	1,598,706	1.3
			2,996,324	2.5

		Finland: 0.9%
44,663		Fortum OYJ	1,088,976	0.9

		France: 13.3%
33,720		Alstom	1,156,303	0.9
11,893		Arkema	796,947	0.7
14,898		Casino Guichard Perrachon S.A.	1,602,819	1.3
106,419		Credit Agricole SA	1,604,116	1.3
210,979		Natixis	1,451,527	1.2
8,087		Kering	1,630,508	1.3
21,398		Renault S.A.	1,547,933	1.3
14,264		Sanofi	1,612,848	1.3
73,330		Suez Environnement S.A.	1,240,334	1.0
55,647		Total S.A.	3,603,391	3.0
			16,246,726	13.3

		Germany: 5.2%
15,560		Bayer AG	2,165,003	1.8
10,557		Bayerische Motoren Werke AG	1,128,278	0.9
32,843		Deutsche Post AG	1,046,878	0.9
16,919		Siemens AG	2,013,237	1.6
			6,353,396	5.2

		Hong Kong: 1.1%
187,000		Wharf Holdings Ltd.	1,328,209	1.1

		Italy: 4.0%
252,809		Enel S.p.A.	1,337,397	1.1
670,047		Intesa Sanpaolo S.p.A.	2,022,699	1.6
195,802		UniCredit SpA	1,538,207	1.3
			4,898,303	4.0

		Japan: 21.8%
126,000		Ajinomoto Co., Inc.	2,095,383	1.7
79,100		Astellas Pharma, Inc.	1,178,082	1.0
8,400		Denso Corp.	387,544	0.3
41,600		Fuji Heavy Industries Ltd.	1,378,070	1.1
279,112		Hitachi Ltd.	2,132,425	1.8
66,300		Japan Tobacco, Inc.	2,154,447	1.8
38,100		LIXIL Group Corp.	812,825	0.7
84,800		JSR Corp.	1,479,917	1.2
78,700		Komatsu Ltd.	1,818,848	1.5
80,600		Mitsubishi Corp.	1,650,708	1.4
52,000		Mitsui Fudosan Co., Ltd.	1,595,798	1.3
782,200		Mizuho Financial Group, Inc.	1,396,378	1.1
146,200		Nomura Holdings, Inc.	869,795	0.7
47,100		NTT DoCoMo, Inc.	788,841	0.6
25,400		Omron Corp.	1,154,379	1.0
42,000		ORIX Corp.	579,829	0.5
113,900		Panasonic Corp.	1,357,503	1.1
55,300		Shionogi & Co., Ltd.	1,269,167	1.0
41,100		Toyota Motor Corp.	2,418,291	2.0
			26,518,230	21.8

		Netherlands: 9.1%
62,800	L	ArcelorMittal	859,732	0.7
16,891		Airbus Group NV	1,061,782	0.9
25,948		Koninklijke DSM NV	1,599,924	1.3
51,325	L	Koninklijke Philips NV	1,632,134	1.3
65,426		Reed Elsevier NV	1,484,285	1.2
117,151		Royal Dutch Shell PLC - Class A	4,477,530	3.7
			11,115,387	9.1

		New Zealand: 1.1%
572,196		Telecom Corp. of New Zealand Ltd.	1,326,069	1.1

		Norway: 1.4%
77,295		Telenor ASA	1,696,431	1.4

		Singapore: 1.2%
82,000		United Overseas Bank Ltd.	1,437,519	1.2

		Spain: 3.0%
221,300		Banco Popular Espanol SA	1,349,784	1.1
196,009		CaixaBank SA	1,191,860	1.0
37,986		Gas Natural SDG S.A.	1,117,429	0.9
			3,659,073	3.0

		Sweden: 2.3%
124,573		Telefonaktiebolaget LM Ericsson	1,570,725	1.3
94,993		Nordea Bank AB	1,231,432	1.0
			2,802,157	2.3

		Switzerland: 11.2%
13,007		Cie Financiere Richemont SA	1,063,208	0.9
30,698		Nestle S.A.	2,256,028	1.9
42,578		Novartis AG	4,009,501	3.3
11,909		Roche Holding AG - Genusschein	3,516,765	2.9
6,723		Swiss Life Holding	1,602,050	1.3
3,810		Zurich Insurance Group AG	1,133,867	0.9
			13,581,419	11.2

Voya International Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 13.3%
66,484	Admiral Group PLC	$1,378,781	1.1
8,017	AstraZeneca PLC	574,517	0.5
532,124	Barclays PLC	1,957,237	1.6
38,964	British American Tobacco PLC	2,195,631	1.8
123,330	@ CNH Industrial NV	976,901	0.8
117,014	HSBC Holdings PLC	1,189,006	1.0
223,840	Kingfisher PLC	1,170,648	1.0
412,168	Legal & General Group PLC	1,525,145	1.2
47,000	@ Noble Corp. PLC	1,044,340	0.9
53,156	Prudential PLC	1,181,722	1.0
172,174	Rexam PLC	1,368,670	1.1
29,055	SABMiller PLC	1,610,156	1.3
		16,172,754	13.3

	Total Common Stock
	(Cost $108,304,287)	118,148,831	97.1

PREFERRED STOCK: 0.7%
	Brazil: 0.7%
145,934	Cia Energetica de Minas Gerais	902,045	0.7

	Total Preferred Stock
	(Cost $907,560)	902,045	0.7

RIGHTS: 0.0%
	Spain: 0.0%
221,300	Banco Popular Espanol SA	3,075	0.0

	Total Rights
	(Cost $3,370)	3,075	0.0

	Total Long-Term Investments
	(Cost $109,215,217)	119,053,951	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc(1): 0.8%
942,108	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $942,108, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $960,950, due 10/02/14-10/01/44)
	(Cost $942,108)	942,108	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
1,745,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,745,000)	$1,745,000	1.4

	Total Short-Term Investments
	(Cost $2,687,108)	2,687,108	2.2

	Total Investments in Securities (Cost $111,902,325)	$121,741,059	100.0
	Liabilities in Excess of Other Assets	(26,231)	–
	Net Assets	$121,714,828	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $111,976,984.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,971,481
Gross Unrealized Depreciation	(5,207,406)

Net Unrealized Appreciation	$9,764,075

Sector Diversification	Percentage of Net Assets
Financials	25.1%
Industrials	12.0
Health Care	11.8
Consumer Discretionary	11.1
Consumer Staples	9.8
Energy	7.6
Materials	7.5
Utilities	4.6
Telecommunication Services	4.2
Information Technology	4.1
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	–
Net Assets	100.0%

Voya International Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,637,720	$–	$4,637,720
China	–	2,290,138	–	2,290,138
Denmark	–	2,996,324	–	2,996,324
Finland	–	1,088,976	–	1,088,976
France	–	16,246,726	–	16,246,726
Germany	–	6,353,396	–	6,353,396
Hong Kong	–	1,328,209	–	1,328,209
Italy	–	4,898,303	–	4,898,303
Japan	–	26,518,230	–	26,518,230
Netherlands	859,732	10,255,655	–	11,115,387
New Zealand	–	1,326,069	–	1,326,069
Norway	–	1,696,431	–	1,696,431
Singapore	–	1,437,519	–	1,437,519
Spain	–	3,659,073	–	3,659,073
Sweden	–	2,802,157	–	2,802,157
Switzerland	–	13,581,419	–	13,581,419
United Kingdom	1,044,340	15,128,414	–	16,172,754
Total Common Stock	1,904,072	116,244,759	–	118,148,831
Preferred Stock	902,045	–	–	902,045
Rights	3,075	–	–	3,075
Short-Term Investments	1,745,000	942,108	–	2,687,108
Total Investments, at fair value	$4,554,192	$117,186,867	$–	$121,741,059

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 84.9%
		Consumer Discretionary: 19.9%
480,367		Brinker International, Inc.	$24,397,840	1.5
52,397		Chipotle Mexican Grill, Inc.	34,927,316	2.1
162,667	@	Delphi Automotive PLC	9,977,994	0.6
324,410		Discovery Communications, Inc. - Class C	12,094,005	0.7
290,854		Foot Locker, Inc.	16,186,025	1.0
455,914		Gap, Inc.	19,007,055	1.1
646,891		Hilton Worldwide Holdings, Inc.	15,932,925	0.9
434,285	@	Jarden Corp.	26,104,871	1.6
423,555		Macy's, Inc.	24,642,430	1.5
308,500		Marriott International, Inc.	21,564,150	1.3
253,919		Michael Kors Holdings Ltd.	18,127,278	1.1
438,487		Newell Rubbermaid, Inc.	15,088,338	0.9
170,625		Scripps Networks Interactive - Class A	13,324,106	0.8
633,459	@	Starz	20,954,824	1.2
253,861	@	Ulta Salon Cosmetics & Fragrance, Inc.	29,998,754	1.8
460,079		VF Corp.	30,379,016	1.8
			332,706,927	19.9

		Consumer Staples: 6.9%
171,391		Hain Celestial Group, Inc.	17,541,869	1.1
147,776		Hershey Co.	14,102,264	0.8
182,284		Mead Johnson Nutrition Co.	17,539,367	1.1
263,055		Molson Coors Brewing Co.	19,581,814	1.2
269,785	@	Monster Beverage Corp.	24,731,191	1.5
536,391	L	Sprouts Farmers Market, Inc.	15,592,886	0.9
68,662	@	TreeHouse Foods, Inc.	5,527,749	0.3
			114,617,140	6.9

		Energy: 5.3%
508,557		Cabot Oil & Gas Corp.	16,624,728	1.0
317,189	@	Cameron International Corp.	21,055,006	1.3
113,777		EQT Corp.	10,415,146	0.6
102,416		Helmerich & Payne, Inc.	10,023,454	0.6
286,219		Noble Energy, Inc.	19,565,931	1.2
132,613		SM Energy Co.	10,343,814	0.6
			88,028,079	5.3

		Financials: 7.3%
110,281	@	Affiliated Managers Group, Inc.	22,095,901	1.3
183,552		Ameriprise Financial, Inc.	22,646,646	1.3
196,696	@	Aon PLC	17,244,338	1.0
327,865		Arthur J. Gallagher & Co.	14,871,956	0.9
260,865		Extra Space Storage, Inc.	13,452,808	0.8
186,534		Lincoln National Corp.	9,994,492	0.6
211,035		SEI Investments Co.	7,631,026	0.5
134,142	@	SVB Financial Group	15,035,977	0.9
			122,973,144	7.3

		Health Care: 11.1%
127,892		Agilent Technologies, Inc.	7,287,286	0.4
232,830		Cardinal Health, Inc.	17,443,623	1.0
187,497		Covance, Inc.	14,756,014	0.9
288,501		DexCom, Inc.	11,537,155	0.7
171,259	@	Henry Schein, Inc.	19,946,536	1.2
67,324	@	Illumina, Inc.	11,035,750	0.7
118,673	@	Medivation, Inc.	11,733,199	0.7
501,634	@	Mylan Laboratories	22,819,331	1.4
358,297		Premier, Inc.	11,773,639	0.7
391,282		St. Jude Medical, Inc.	23,527,787	1.4
206,502		Universal Health Services, Inc.	21,579,459	1.3
110,641	@	Vertex Pharmaceuticals, Inc.	12,426,091	0.7
			185,865,870	11.1

		Industrials: 14.5%
563,743		Ametek, Inc.	28,305,536	1.7
281,348		Equifax, Inc.	21,027,949	1.3
351,038	@	Generac Holdings, Inc.	14,231,081	0.8
342,277	@	Ingersoll-Rand PLC - Class A	19,290,732	1.2
305,492		Nielsen Holdings NV	13,542,460	0.8
331,410		Oshkosh Truck Corp.	14,631,751	0.9
611,833	@	Quanta Services, Inc.	22,203,420	1.3
185,285		Roper Industries, Inc.	27,105,343	1.6
1,104,482		Southwest Airlines Co.	37,298,357	2.2
198,457	@	Tyco International Ltd.	8,845,228	0.5
480,711		Waste Connections, Inc.	23,324,098	1.4
164,937		Wesco International, Inc.	12,907,970	0.8
			242,713,925	14.5

		Information Technology: 15.2%
264,475		Analog Devices, Inc.	13,088,868	0.8
408,021		Broadridge Financial Solutions, Inc. ADR	16,985,914	1.0
301,528		Cavium, Inc.	14,994,987	0.9
209,243		Check Point Software Technologies	14,487,985	0.9
399,524	@	Electronic Arts, Inc.	14,227,050	0.9
216,390	@	F5 Networks, Inc.	25,694,149	1.5
245,165	@	Gartner, Inc.	18,012,273	1.1
380,299		Intuit, Inc.	33,333,207	2.0
469,594		Microchip Technology, Inc.	22,178,925	1.3
209,295		Palo Alto Networks, Inc.	20,531,839	1.2
399,039	@	Red Hat, Inc.	22,406,040	1.3
398,982		SolarWinds, Inc.	16,777,193	1.0
502,359		Xilinx, Inc.	21,274,904	1.3
			253,993,334	15.2

		Materials: 3.4%
384,790	@	Crown Holdings, Inc.	17,130,851	1.0

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
217,599	Eastman Chemical Co.	$17,601,583	1.0
360,042	Packaging Corp. of America	22,977,880	1.4
		57,710,314	3.4

	Telecommunication Services: 1.3%
195,767	SBA Communications Corp.	21,710,560	1.3

	Total Common Stock
	(Cost $1,267,668,159)	1,420,319,293	84.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.3%
1,197,066	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,197,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,221,007, due 09/01/15-09/15/49)	1,197,066	0.1
1,197,066	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,197,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,221,007, due 10/23/14-03/01/48)	1,197,066	0.1
351,870	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $351,870, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $358,907, due 12/31/15-06/30/18)	351,870	0.0
1,197,066	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,197,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,221,007, due 10/02/14-10/01/44)	1,197,066	0.1
1,097,202	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,097,204, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,119,073, due 04/15/16-01/15/29)	1,097,202	0.0
		5,040,270	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
19,375,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $19,375,000)	19,375,000	1.2

	Total Short-Term Investments
	(Cost $24,415,270)	24,415,270	1.5

	Total Investments in Securities (Cost $1,292,083,429)	$1,444,734,563	86.4
	Assets in Excess of Other Liabilities	226,898,419	13.6
	Net Assets	$1,671,632,982	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,294,678,795.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$182,164,856
Gross Unrealized Depreciation	(32,109,088)

Net Unrealized Appreciation	$150,055,768

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,420,319,293	$–	$–	$1,420,319,293
Short-Term Investments	19,375,000	5,040,270	–	24,415,270
Total Investments, at fair value	$1,439,694,293	$5,040,270	$–	$1,444,734,563

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 88.7%
		Consumer Discretionary: 15.8%
57,701		Arctic Cat, Inc.	$2,009,149	0.6
20,800	@	Bally Technologies, Inc.	1,678,560	0.5
55,037		Bright Horizons Family Solutions, Inc.	2,314,856	0.7
192,873		Callaway Golf Co.	1,396,401	0.4
70,200		Cheesecake Factory	3,194,100	1.0
46,500		Childrens Place Retail Stores, Inc.	2,216,190	0.7
67,866		Cinemark Holdings, Inc.	2,310,159	0.7
134,800		Dana Holding Corp.	2,584,116	0.8
69,285	@	Express, Inc.	1,081,539	0.3
98,000		Finish Line	2,452,940	0.7
5,200		Gildan Activewear, Inc.	284,544	0.1
61,599	@	Hibbett Sporting Goods, Inc.	2,625,965	0.8
86,932	@,L	Imax Corp.	2,387,153	0.7
36,800		Jack in the Box, Inc.	2,509,392	0.7
106,100		La Quinta Holdings, Inc.	2,014,839	0.6
41,451		Life Time Fitness, Inc.	2,090,788	0.6
93,956	@	LKQ Corp.	2,498,290	0.7
23,302		Lumber Liquidators	1,337,069	0.4
55,304		Monro Muffler, Inc.	2,683,903	0.8
117,900		Pier 1 Imports, Inc.	1,401,831	0.4
50,218		Pool Corp.	2,707,755	0.8
69,800	@	Sally Beauty Holdings, Inc.	1,910,426	0.6
160,768	L	Smith & Wesson Holding Corp.	1,517,650	0.5
37,758	@	Steiner Leisure Ltd.	1,419,323	0.4
49,594		Vail Resorts, Inc.	4,302,775	1.3
			52,929,713	15.8

		Consumer Staples: 1.9%
49,300		Casey's General Stores, Inc.	3,534,810	1.1
37,300		Elizabeth Arden, Inc.	624,402	0.2
113,925		Flowers Foods, Inc.	2,091,663	0.6
			6,250,875	1.9

		Energy: 3.9%
89,200		Bill Barrett Corp.	1,965,968	0.6
100,400		C&J Energy Services, Inc.	3,067,220	0.9
39,900		Carrizo Oil & Gas, Inc.	2,147,418	0.6
72,750	@,L	Energy XXI Bermuda Ltd.	825,712	0.3
155,300	@	Key Energy Services, Inc.	751,652	0.2
44,300		Rosetta Resources, Inc.	1,974,008	0.6
42,200	@	Unit Corp.	2,475,030	0.7
			13,207,008	3.9

		Financials: 10.1%
71,200		Colony Financial, Inc.	1,593,456	0.5
65,980		Coresite Realty Corp.	2,168,763	0.6
38,200		eHealth, Inc.	921,766	0.3
45,652		Evercore Partners, Inc.	2,145,644	0.6
67,133		Financial Engines, Inc.	2,296,956	0.7
66,300		First American Financial Corp.	1,798,056	0.5
43,684		MarketAxess Holdings, Inc.	2,702,292	0.8
253,000	@	MGIC Investment Corp.	1,975,930	0.6
66,686	@	Portfolio Recovery Associates, Inc.	3,483,010	1.0
37,300		ProAssurance Corp.	1,643,811	0.5
21,376		Signature Bank	2,395,395	0.7
20,000		Sovran Self Storage, Inc.	1,487,200	0.4
47,900		Springleaf Holdings, Inc.	1,529,447	0.5
26,458	@	SVB Financial Group	2,965,677	0.9
66,814		The Geo Group, Inc.	2,553,631	0.8
13,625		Virtus Investment Partners	2,366,662	0.7
			34,027,696	10.1

		Health Care: 16.6%
39,300		Acorda Therapeutics, Inc.	1,331,484	0.4
33,900	@	Air Methods Corp.	1,883,145	0.6
22,700	@	Alkermes PLC	973,149	0.3
11,285	@	Bio-Rad Laboratories, Inc.	1,279,719	0.4
12,654	@	Centene Corp.	1,046,612	0.3
41,100		Charles River Laboratories International, Inc.	2,455,314	0.7
31,400	L	Clovis Oncology, Inc.	1,424,304	0.4
16,600		Cubist Pharmaceuticals, Inc.	1,101,244	0.3
78,000		Cynosure, Inc.	1,638,000	0.5
31,700		Depomed, Inc.	481,523	0.1
55,384	@	Haemonetics Corp.	1,934,009	0.6
112,100	@	Halozyme Therapeutics, Inc.	1,020,110	0.3
100,987		Healthsouth Corp.	3,726,420	1.1
33,005		Impax Laboratories, Inc.	782,549	0.2
42,370		IPC The Hospitalist Co., Inc.	1,897,752	0.6
51,900	L	Isis Pharmaceuticals, Inc.	2,015,277	0.6
60,354		Luminex Corp.	1,176,903	0.3
81,000	@	Masimo Corp.	1,723,680	0.5
57,566		Medicines Co.	1,284,873	0.4
33,934		Mednax, Inc.	1,860,262	0.6
89,300	@	Merit Medical Systems, Inc.	1,060,884	0.3
41,408		Momenta Pharmaceuticals, Inc.	469,567	0.1
98,520	@	Nektar Therapeutics	1,189,137	0.4
9,427		Neogen Corp.	372,367	0.1
59,600		NPS Pharmaceuticals, Inc.	1,549,600	0.5
41,000		Omnicell, Inc.	1,120,530	0.3
61,850		Owens & Minor, Inc.	2,024,969	0.6
16,600		Pacira Pharmaceuticals, Inc./DE	1,608,872	0.5
4,500		Puma Biotechnology, Inc.	1,073,565	0.3
21,900		Receptos, Inc.	1,360,209	0.4
5,900	@	Salix Pharmaceuticals Ltd.	921,816	0.3

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
22,200		Seattle Genetics, Inc.	$825,396	0.2
44,673		Steris Corp.	2,410,555	0.7
35,300		Surgical Care Affiliates, Inc.	943,569	0.3
61,600		Team Health Holdings, Inc.	3,572,184	1.1
19,069	L	Theravance, Inc.	325,889	0.1
74,300	@	Thoratec Corp.	1,986,039	0.6
71,400	@,L	Vivus, Inc.	275,604	0.1
26,800		WellCare Health Plans, Inc.	1,617,112	0.5
			55,744,193	16.6

		Industrials: 13.4%
85,900		Actuant Corp.	2,621,668	0.8
38,500	@	Advisory Board Co.	1,793,715	0.5
39,900	@	Beacon Roofing Supply, Inc.	1,016,652	0.3
58,400		Clarcor, Inc.	3,683,872	1.1
34,700		Corporate Executive Board Co.	2,084,429	0.6
47,600		EnPro Industries, Inc.	2,881,228	0.9
68,000		Gorman-Rupp Co.	2,042,720	0.6
115,106		Healthcare Services Group	3,293,182	1.0
60,900	@	HUB Group, Inc.	2,468,277	0.7
91,800		KAR Auction Services, Inc.	2,628,234	0.8
123,100		Knight Transportation, Inc.	3,371,709	1.0
32,600		Regal-Beloit Corp.	2,094,550	0.6
78,500		Simpson Manufacturing Co., Inc.	2,288,275	0.7
27,275		Teledyne Technologies, Inc.	2,564,123	0.8
48,600		Toro Co.	2,878,578	0.8
48,800		Waste Connections, Inc.	2,367,776	0.7
45,000		Watts Water Technologies, Inc.	2,621,250	0.8
48,200		Woodward Governor Co.	2,295,284	0.7
			44,995,522	13.4

		Information Technology: 22.6%
60,234		A10 Networks, Inc.	548,732	0.2
120,700		Adtran, Inc.	2,477,971	0.7
14,307	@	Ansys, Inc.	1,082,611	0.3
85,276	@	Aspen Technology, Inc.	3,216,611	1.0
127,782		Bankrate, Inc.	1,451,604	0.4
73,245		Blackbaud, Inc.	2,877,796	0.9
89,600		BroadSoft, Inc.	1,885,184	0.6
91,638		Cardtronics, Inc.	3,225,658	1.0
37,690	@	Coherent, Inc.	2,313,035	0.7
59,200		CommScope Holding Co., Inc.	1,415,472	0.4
57,300		Commvault Systems, Inc.	2,887,920	0.9
58,300		DealerTrack Holdings, Inc.	2,530,803	0.7
23,063		Faro Technologies, Inc.	1,170,447	0.3
36,600		Flir Systems, Inc.	1,147,044	0.3
126,250		Formfactor, Inc.	905,212	0.3
67,716		Guidewire Software, Inc.	3,002,527	0.9
66,958		Imperva, Inc.	1,923,703	0.6
75,500	@	Integrated Device Technology, Inc.	1,204,225	0.4
72,600		j2 Global, Inc.	3,583,536	1.1
22,000		Littelfuse, Inc.	1,873,960	0.6
106,300		LivePerson, Inc.	1,338,317	0.4
31,254		LogMeIn, Inc.	1,439,872	0.4
65,100		MKS Instruments, Inc.	2,173,038	0.6
49,800		Monolithic Power Systems, Inc.	2,193,690	0.6
71,628		National Instruments Corp.	2,215,454	0.7
60,839	@	Plexus Corp.	2,246,784	0.7
255,900	@	PMC - Sierra, Inc.	1,909,014	0.6
149,000	@	Polycom, Inc.	1,830,465	0.5
60,000		PROS Holdings, Inc.	1,512,000	0.4
133,600		Qlik Technologies, Inc.	3,612,544	1.1
95,000	@	Semtech Corp.	2,579,250	0.8
35,503	@	SYKES Enterprises, Inc.	709,350	0.2
62,100		Synchronoss Technologies, Inc.	2,842,938	0.8
27,300		Ultimate Software Group, Inc.	3,863,223	1.1
42,073		WEX, Inc.	4,641,493	1.4
			75,831,483	22.6

		Materials: 4.4%
84,800		Boise Cascade Co.	2,555,872	0.8
129,300		Commercial Metals Co.	2,207,151	0.6
35,900		Greif, Inc. - Class A	1,572,779	0.5
65,900		HB Fuller Co.	2,616,230	0.8
374,300		Hecla Mining Co.	928,264	0.3
45,324		Minerals Technologies, Inc.	2,796,944	0.8
56,910		Worthington Industries	2,118,190	0.6
			14,795,430	4.4

	Total Common Stock
	(Cost $255,517,537)		297,781,920	88.7

EXCHANGE-TRADED FUNDS: 1.6%
42,707		iShares Russell 2000 Growth Index Fund	5,538,671	1.6

	Total Exchange-Traded Funds
	(Cost $4,110,649)		5,538,671	1.6

	Total Long-Term Investments
	(Cost $259,628,186)		303,320,591	90.3

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc(1): 2.1%
1,691,173	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,691,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,726,388, due 11/17/14-11/15/42)	$1,691,173	0.5
1,691,173	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,691,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,724,997, due 10/23/14-03/01/48)	1,691,173	0.5
485,912	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $485,912, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $495,630, due 12/31/15-06/30/18)	485,912	0.1
1,691,173	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,691,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,724,996, due 10/02/14-10/01/44)	1,691,173	0.5
1,561,284	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,561,286, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,592,406, due 04/15/16-01/15/29)	1,561,284	0.5
		7,120,715	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
5,217,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,217,131)	5,217,131	1.6

	Total Short-Term Investments
	(Cost $12,337,846)	12,337,846	3.7

	Total Investments in Securities (Cost $271,966,032)	$315,658,437	94.0
	Assets in Excess of Other Liabilities	20,180,615	6.0
	Net Assets	$335,839,052	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $272,801,932.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,981,137
Gross Unrealized Depreciation	(15,124,632)

Net Unrealized Appreciation	$42,856,505

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$297,781,920	$–	$–	$297,781,920
Exchange-Traded Funds	5,538,671	–	–	5,538,671
Short-Term Investments	5,217,131	7,120,715	–	12,337,846
Total Investments, at fair value	$308,537,722	$7,120,715	$–	$315,658,437

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014